RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2016
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

22.RELATED PARTY TRANSACTIONS AND BALANCES

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The following entities are considered to be related parties to the Group. The related parties only act as service providers and service recipients to the Group and there is no other relationship wherein the Group has the ability to exercise significant influence over the operating and financial policies of these parties. The Group is not obligated to provide any type of financial support to these related parties.

Related Party	Nature of the Party	Relationship with the Group
Ctrip.com International, Ltd. (“Ctrip”)	Online travel services provider	Mr. Qi Ji is a director
Lijiang Yibang Changchunteng Hotel Co Limited (“Yibang”)*	Hotel	Equity method investee of the Group
Sheen Star Group Limited (“Sheen Star”)	Investment holding company	Equity method investee of the Group, controlled by Mr. Qi Ji
Shanghai Qianya Hotel Management Co., Ltd (“Qianya”)	Hotels management	Investee of the Group
Accor Hotels (“Accor”)	Hotel Group	Shareholder of the Group
Chengjia (Shanghai) Apartment Management Co., Ltd. (Cjia)	Apartment Management Group	Equity method investee of the Group
Jiyuan Zhongzhou Express Hotel Co., Ltd. (“Jiyuan”)	Hotel	Equity method investee of the Group
Shanghai Yechun Catering Co., Ltd. (“Yechun”)	Catering Management Company	Equity method investee of the Group

* In June 2016, the Group disposed the equity investment in Yibang, subsequent to which Yibang is no longer a related party of the Group.

(a)       Related party balances

Amounts due from related parties were comprised of shareholder loans to Yibang, Sheen Star, Cjia, Jiyuan and Yechun, which are short-term in nature and payable on demand,  and receivable for service fee from Accor and room charges withheld by Ctrip.

	As of December 31,
	2015	2016
Yibang	16,157	—
Sheen Star	—	37,060
Accor	—	4,052
Cjia	—	50,365
Jiyuan	—	3,398
Yechun	—	375
Ctrip	—	3,203

Total	16,157	98,453

Amounts due to related parties were comprised of the following. These payables were interest free and payable upon demand.

	As of December 31,
	2015	2016
Ctrip
-Payables for hotel reservation services	3,332	3,291
-Payables for Starway acquisition	4,084	—
Qianya
-Payables for service fee	237	164
Accor
-Payables for brand use fee, reservation fee and other related service fee	—	6,019
Jiyuan
-Payables for cash collected on behalf	—	59
Yechun
-Payables for cash collected on behalf	—	1,525

Total	7,653	11,058

(b)       Related party transactions

During the years ended December 31, 2014, 2015 and 2016, related party transactions consisted of the following:

	Year Ended December 31,
	2014	2015	2016
Commission expenses to Ctrip	19,235	17,740	44,119
Service fee from Yibang	527	593	292
Service fee to Qianya	—	417	943
Brand use fee, reservation fee and other related service fee to Accor	—	—	6,019
Marketing and training fee from Ctrip	—	—	12,667
Service fee from Accor	—	—	4,052
Goods sold and service provided to Cjia	—	—	353
Interest income from Sheen Star	—	—	2,060

Total	19,762	18,750	70,505

The Group transferred its investment in Kangdu to Sheen Star for consideration of RMB82,785 in 2014, and its rights and obligations associated with the property purchase agreement was transferred to Sheen Star contemporaneously.

In 2016, the Group sold its subsidiary Chengjia Hotel Management Co., Ltd. to Cjia for consideration of RMB10,000.